Segment information - Group's long-lived assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Information
Total long-lived assets	¥ 293,893	¥ 108,408
PRC, excluding Hong Kong
Segment Information
Total long-lived assets	245,874	63,086
Hong Kong
Segment Information
Total long-lived assets	41,233	37,542
Others
Segment Information
Total long-lived assets	¥ 6,786	¥ 7,780